Schedule of Previously Issued Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total non-current liabilities	$ 836,707		$ 838,522			$ 978,194
Total Liabilities	4,060,284		3,502,533			3,654,485
Total Stockholder’s Equity	$ 1,301,307	$ 1,506,919	1,246,636	$ 1,569,836	$ 1,799,052	860,508	$ 537,315
Previously Reported [Member]
Total non-current liabilities			790,366			957,330
Total Liabilities			3,454,377			3,633,621
Total Stockholder’s Equity			1,294,792			881,372
Revision of Prior Period, Adjustment [Member]
Total non-current liabilities			48,156			20,864
Total Liabilities			48,156			20,864
Total Stockholder’s Equity			$ (48,156)			$ (20,864)